20. STOCK OPTIONS (Details 2) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividend yield	0.00%	0.00%
Fair value per share under options granted	CAD$0.21 - CAD$0.29	CAD$0.21 - CAD$0.22
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	0.11%	0.57%
Expected stock price volatility	47.02%	43.07%
Expected life	3.4	3.4
Estimated forfeiture rate	2.94%	3.46%
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	1.44%	0.69%
Expected stock price volatility	47.77%	43.98%
Expected life	3.5	3.6
Estimated forfeiture rate	4.14%	3.97%